CURRENT FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
CURRENT FINANCIAL ASSETS	12 CURRENT FINANCIAL ASSETS The current financial assets consist of term deposits with banks with an original maturity exceeding one month. All these term deposits are held in euro.